Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Cloud Revenue	€ 8,080	€ 6,933	€ 4,993
Cloud and Software Revenue	23,228	23,012	20,622
EMEA
Disclosures
Cloud Revenue	2,608	2,115	1,441
Cloud and Software Revenue	10,364	10,211	9,339
Americas
Disclosures
Cloud Revenue	4,439	3,945	2,941
Cloud and Software Revenue	9,239	9,172	7,973
APJ
Disclosures
Cloud Revenue	1,033	872	611
Cloud and Software Revenue	€ 3,625	€ 3,629	€ 3,310